PGIM Jennison Better Future ETF Investment Strategy - PGIM Jennison Better Future ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in equity and equity-related securities of companies that, at the time of investment, help address (or are anticipated to help address) social and environmental challenges as identified by one or more of the United Nations Sustainable Development Goals (“UN SDGs”) based on the subadviser’s proprietary research and portfolio construction process as described below. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund follows a growth investment style and will normally invest in a limited number of issuers. The Fund is an actively managed exchange-traded fund (“ETF”) and, thus, does not seek to replicate the performance of a specified index. The subadviser selects investments for the Fund using a combination of proprietary bottom-up fundamental research and systematic portfolio construction to build a portfolio intended to deliver attractive long-term investment returns while focusing on companies addressing social and environmental challenges. The subadviser seeks to identify companies whose products and services help address, or are anticipated to help address, social and environmental challenges as identified by one or more of UN SDGs (the criteria for determining which may be updated periodically and are subject to change over time). Currently, the subadviser expects to seek to invest the Fund in companies: (i) with a focus on health and wellness, including innovation in medical treatment and access to healthcare and services; (ii) seeking technological advances to improve productivity, connectivity, financial and economic inclusion and human capital elevation (e.g., reductions in poverty, access to financial services and the digital economy, and workplace safety and improvement); or (iii) engaged in climate action (e.g., clean energy transition and sustainable consumption, clean energy storage, and responsible energy production and conservation). The subadviser’s focus and criteria for issuer selection may change over time. Taking these criteria into consideration, the subadviser conducts fundamental research to identify what it believes to be attractive investments and assesses a company’s alignment with one or more of the UN SDGs. The UN SDGs are a set of 17 goals that were adopted by the United Nations as a universal call to action to end poverty, protect the earth’s environment and climate, and ensure that people everywhere enjoy peace and prosperity. Examples of the UN SDGs currently include: good health and wellbeing; no poverty; decent work, empowerment and access; industry, innovation and infrastructure; affordable and clean energy; and responsible production and consumption. The subadviser determines whether a company is aligned with a UN SDG if it: (i) derives or commits at least 20% of its (1) total revenue or (2) earnings before interest, taxes, depreciation and amortization (“EBITDA”) or (3) capital expenditure (“capex”) (e.g., money a company uses to purchase, maintain, or expand fixed assets) or (4) operational metrics from or to products or services that are anticipated to help address social and environmental challenges as identified by a UN SDG; or (ii) has stated targets or goals with respect to their products or services in publicly available issuer disclosures indicating that the company plans to meet or exceed the 20% threshold described in (i) and the issuer’s publicly available disclosures support the company’s continued transition toward the stated targets or goals. At the time of investment, if a company does not meet either of these criteria, it will not be included as an investment within the Fund’s 80% investment policy. If, at the time of investment, a company met but thereafter no longer meets either of the criteria for inclusion in the 80% policy, the subadviser will not be required to immediately sell those holdings previously included in the 80% policy but will make future investments in a manner that would bring the Fund towards compliance with the 80% policy if the Fund’s investments no longer meet the 80% threshold. Up to 20% of the Fund’s investable assets can be invested in companies that do not meet the subadviser’s criteria for alignment to the UN SDGs as described above or otherwise address social and environmental challenges. After establishing the universe of companies available for investment by applying the criteria above, the subadviser decides which securities to buy using what is known as a growth investment style and looks for companies with disruptive technologies or services, dynamic new product cycles and an expanding addressable market. The subadviser seeks to identify companies with leading market share, pricing power and strong revenue growth, secular demand trends driven by superior product offerings and healthy balance sheets with financial flexibility. Additionally, the subadviser excludes companies from the Fund’s portfolio that it determines, using the services of a third party data provider, do not meet the subadviser’s investment criteria at the time of investment, (which may be updated periodically and are subject to change over time at the subadviser’s discretion). Such excluded companies currently include: (i) involved in controversial weapons (e.g., landmines, biological/chemical weapons, depleted uranium weapons, blinding laser weapons, incendiary weapons, and/or non-detectable fragments) or nuclear weapons; and (ii) with revenues above a certain threshold (which is determined by the subadviser and generally ranges from 0% - 20%) from certain other weapons businesses (including conventional weapons and weapons support systems (e.g., military equipment)), civilian firearms ((such as guns, rifles, and pistols or components of these), and producers and retailers of civilian firearms), tobacco (producers, retailers, distributors and suppliers), adult entertainment, gambling, thermal coal mining, and thermal coal generation; (iii) sanctioned by the United States through the Office of Foreign Assets Control and United Nations Security Council; and (iv) that fail compliance with the United Nations Global Compact (“UNGC”) principles. Involvement in controversial weapons is determined by revenue tied to controversial weapons based on data from the third party data provider or a determination by the third party provider that the company (or its parent or subsidiaries of the parent) have material connections to controversial weapons, such as the manufacture of controversial weapons or their components. The UNGC principles represent a set of values that the United Nations believes responsible businesses should incorporate into their operations in order to meet fundamental responsibilities in the areas of human rights, labor, environment and anti-corruption. To the extent a company's status changes to meet the qualification for exclusion, the subadviser will take steps to divest its holdings of the company within a reasonable period of time after the company's change in status. The subadviser employs a systematic portfolio construction process that seeks to manage overall investment risk exposures and characteristics in order to manage liquidity considerations and maintain consistency with the Fund’s objective. The Fund may invest in companies of any market capitalization. The equity and equity-related securities in which the Fund primarily invests are common stocks, non-convertible preferred stocks and convertible securities. Other equity-related securities in which the Fund may invest include American Depositary Receipts (“ADRs”) and other similar receipts or shares; warrants and rights that can be exercised to obtain stock or other eligible investments; investments in various types of business ventures, including partnerships and joint ventures; real estate investment trusts (“REITs”); and similar securities. Convertible securities are securities—like bonds, corporate notes, and preferred stocks—that the Fund can convert into the company’s common stock or some other equity security. The Fund may participate in the initial public offering (“IPO”) market. The Fund can invest without limit in foreign securities, and may invest a significant portion of its assets in companies located in emerging markets. The Fund may from time to time be geographically concentrated and may invest a substantial amount of its assets in securities of issuers located in a single country, including the United States, or a small number of countries. The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund. At times, the Fund may have a significant portion of its assets invested in the same economic sector.